Acquired Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 27,099,170
Accumulated amortization		(6,106,033)
Impairment		(20,993,137)
Net carrying amount	0	0
Amortization expenses	0	1,558,987	1,558,987
Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		24,901,940
Accumulated amortization		(4,876,630)
Impairment		(20,025,310)
Net carrying amount		0
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		2,197,230
Accumulated amortization		(1,229,403)
Impairment		(967,827)
Net carrying amount		$ 0